Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 001 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) loan shares	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-4035997
Plan number	001
Notes receivable from participants	$ 31,155
Plan interest in master trust accounts	3,366,650
Total	$ 3,917,249
Number of participant loans | loan	2,319
Investment, Identifier [Axis]: Common stock | Occidental Petroleum Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, excluding plan interest in master trust	$ 509,300
Cost (in shares)	$ 372,626
Number of units (in shares) | shares	12,385,694
Investment, Identifier [Axis]: Guaranteed Investment Contracts Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Plan interest in master trust accounts	$ 229,665
Number of units (in shares) | shares	10,379,779
Investment, Identifier [Axis]: Oxy Defined Contribution Plan Master Trust Account
EBP, Schedule of Asset Held for Investment [Line Items]
Plan interest in master trust accounts	$ 3,136,985
Investment, Identifier [Axis]: Short-Term Investment Fund | BNY Short-Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, excluding plan interest in master trust	$ 10,144
Number of units (in shares) | shares	10,144,328
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	11.00%	11.00%